Condensed Financial Information of the Company - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Other income and gains	¥ 102,560	$ 14,666	¥ 17,925	¥ 18,597
Operating expenses	(27,800)	(3,975)	(9,983)	(8,118)
Other expenses	(47)	(7)	(21,585)	(24,741)
LOSS BEFORE TAX	74,713	10,684	(13,643)	(14,262)
LOSS FOR THE YEAR	74,713	10,684	(13,643)	(14,262)
Exchange differences on translation	(149,557)	(21,386)	67,715	84,629
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ (74,844)	$ (10,702)	¥ 54,072	¥ 70,367